Huntington Asset Services, Inc. 2960 N. Meridian St. Ste. 300 Indianapolis, IN 46208

May 2, 2014

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Huntington Funds (the “Trust”)

File Nos. 33-11905; 811-05010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Trust that (i) the form of prospectus and form of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 102 to the Trust’s Registration Statement on Form N-1A constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to the Huntington VA Balanced Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington Income Equity Fund, Huntington VA International Equity Fund, Huntington VA Mid Corp America Fund, Huntington VA Mortgage Securities Fund, Huntington VA Real Strategies Fund, Huntington VA Rotating Markets Fund and Huntington VA Situs Fund; and (ii) the text of Post-Effective Amendment No. 102 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 14, 2014, with an effective date of April 30, 2014, with regard to the following Huntington Funds:

•	Huntington VA Balanced Fund,

•	Huntington VA Dividend Capture Fund,

•	Huntington VA Growth Fund,

•	Huntington VA Income Equity Fund,

•	Huntington VA International Equity Fund,

•	Huntington VA Mid Corp America Fund,

•	Huntington VA Mortgage Securities Fund,

•	Huntington VA Real Strategies Fund,

•	Huntington VA Rotating Markets Fund, and

•	Huntington VA Situs Fund.

Any questions or comments with respect to this filing may be directed to the undersigned at (513) 366-3071.

Very truly yours, /s/ Jay S. Fitton Secretary

Huntington Asset Services, Inc. is a wholly owned subsidiary of Huntington Bancshares Incorporated.